Offerings - Offering: 1	Jul. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	5,900,000
Proposed Maximum Offering Price per Unit	52.14505
Maximum Aggregate Offering Price	$ 307,655,795.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,487.27
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), in addition to the Amount Registered, this registration statement shall also be deemed to cover an indeterminate number of additional ordinary shares, par value $0.01 per share, of the Registrant ("Shares") which become issuable under the Alkermes plc 2018 Stock Option and Incentive Plan, as amended (the "2018 Plan") in the event that the number of outstanding Shares of the Registrant is increased by split-up, reclassification, stock dividend, recapitalization, or similar transactions. The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price have been estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon $52.14505, the average of the high and low sale prices of the Shares as reported on the Nasdaq Global Select Market on July 21, 2026. The Amount Registered represents an increase to the number of Shares available for future issuance under the 2018 Plan. Shares currently available for issuance under the 2018 Plan were previously registered on prior registration statements filed with the United States Securities and Exchange Commission.